23. Deferred revenue	12 Months Ended
Dec. 31, 2018
Deferred Revenue
Deferred revenue

The Group received amounts from business partners on exclusivity in the intermediation of additional or extended warranty services, and the subsidiary Sendas received amounts for the rental of back lights for exhibition of products from its suppliers at its stores.

	2018	2017

Deferred revenue in relation to sale of real estate property	16	-
Additional or extended warranties	19	27
Barter agreement	-	14
Services rendering agreement - Allpark	11	13
Revenue from credit card companies	44	-
Back lights	134	104
Others	39	10
	263	168

Current	250	146
Noncurrent	13	22